Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties and Their Relationships

The table below sets forth the major related parties and their relationships with the Company as of and for the six months ended June 30, 2025 and 2024:

Name of related parties	Relationship with the Company
Mr. Ya Li	Chief Executive Officer, Chairman of the Board

i)	Significant balances with related parties were as follows:

Schedule of Significant Balances with Related Parties	Significant balances with related parties were as follows:
	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Due to the related parties
Ya Li	$78	$866
Total	$78	$866